Offerings - Offering: 1	Jan. 09, 2026 USD ($)
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Common Stock, par value $0.0001 per share
Amount Registered	8,365,446
Proposed Maximum Offering Price per Unit	4.505
Maximum Aggregate Offering Price	$ 37,686,334.23
Fee Rate	0.01381%
Amount of Registration Fee	$ 5,204.49
Offering Note

(1)

Pursuant to Rule 416(a) of the Securities Act of 1933, as amended, this registration statement shall also cover any additional shares of the registrant’s common stock that become issuable by reason of any stock dividend, stock split, recapitalization or other similar transaction effected without receipt of consideration that increases the number of the registrant’s outstanding shares of common stock.

(2)

This registration statement registers 2,672,013 outstanding shares of common stock of the registrant and up to 5,693,433 shares of common stock of the registrant issuable upon the achievement of certain earnout targets.

(3)

Represents shares that may be sold by the selling stockholders identified in the registration statement. Estimated solely for the purpose of calculating the registration fee pursuant to Rule 457(c) under the Securities Act based on the average of the high and low prices of the registrant’s common stock on the Nasdaq Global Select Market on January 2, 2026.